INTANGIBLE ASSETS, NET - Estimated Future Amortization of Favorable Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Net book value	$ 10,263	$ 13,867
Favorable Contract Intangible Assets
Finite-Lived Intangible Assets [Line Items]
2024	1,010
2025	1,007
2026	1,007
2027 and thereafter	1,246
Net book value	$ 4,270